SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Tables)	12 Months Ended
Dec. 31, 2018
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts
Financial expenses, net:

	Year ended December 31,
	2018	2017	2016
Income:

Interest on cash equivalents, bank deposits and restricted cash	$981	$447	$1,027
Other	29	355	81

	1,010	802	1,108
Expenses:

Interest with respect to bank credit, loans and other	614	844	1,098
Exchange rate differences, net	1,074	226	452
Bank charges including guarantees	3,560	3,857	4,323
Other	60	182	78

	5,308	5,109	5,951

Total financial expenses, net	$4,298	$4,307	$4,843

Schedule of Earnings (loss) per share
The following table sets forth the computation of basic and diluted net earnings (loss) per share:

1.	Numerator:

	Year ended December 31,
	2018	2017	2016
Numerator for basic and diluted earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares:	$18,409	$6,801	$(5,340)

2.	Denominator (number of shares in thousands):

Denominator for basic net loss per share -
Weighted average number of shares	54,927	54,681		51,970
Add-employee stock options	826	171	*)	-

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	55,753	54,852		51,970

*)	Anti-dilutive effect.